Earnings per Unit and Cash Distributions - Additional Information (Details)										3 Months Ended	4 Months Ended	6 Months Ended
	Aug. 10, 2023 shares	Jul. 13, 2023 $ / shares	Feb. 09, 2023 shares	Jan. 11, 2023 $ / shares	Nov. 09, 2022 shares	Aug. 11, 2022 shares	May 12, 2022 shares	Feb. 12, 2022 shares	Sep. 07, 2021 $ / shares shares	Sep. 30, 2021 shares	May 11, 2023 shares	Jun. 30, 2023 Vote $ / shares shares
Series A Preferred Stock
Distribution Made to Limited Partner
Potentially dilutive preferred units												208,333
Potentially dilutive preferred units												3,541,666
Common Unitholders
Distribution Made to Limited Partner
Number of units in exchange of IDRs									673,080
Cash distributions paid in the period per unit | $ / shares									$ 0.52
Common Unitholders | Subsequent event
Distribution Made to Limited Partner
Cash distributions paid in the period per unit | $ / shares		$ 0.026
Common Unitholders | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding												24,293,458
Common Unitholders | KNOT.
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding												9,661,255
Class B Unitholders
Distribution Made to Limited Partner
Number of units converted					84,135	84,135	84,135	84,135
Number of units in exchange of IDRs									673,080
Units to be converted into common units for distribution that are at or above the Distribution Threshold										0.125
Units conversion ratio										0.01
Cash distributions paid in the period per unit | $ / shares				$ 0.026
Conversion price (in per unit)			0								0
Potentially dilutive preferred units												252,405
Class B Unitholders | Subsequent event
Distribution Made to Limited Partner
Conversion price (in per unit)	0
Series A Preferred unit
Distribution Made to Limited Partner
Preferred units liquidation preference | $ / shares												$ 24.00
Percentage of annual rate												8.00%
Cash redemption rate as percentage of Issue Price, upon redemption eligibility date												100.00%
Percentage of cash Issue Price												70.00%
Percentage of common unit Issue Price												80.00%
Aggregate Issue Price of outstanding												130.00%
Preferred units number of votes for each units | Vote												1
Public | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest												71.40%
KNOT. | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest												28.40%
KNOT | Common Unitholders | Limited Partner
Distribution Made to Limited Partner
Number of general partner units outstanding												90,368
KNOT | Partnership | Limited Partner
Distribution Made to Limited Partner
Percentage of limited partner interest												0.30%
KNOT | Partnership | General Partner Unit
Distribution Made to Limited Partner
Percentage of general partner interest												1.83%
Number of general partner units outstanding												640,278